INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of deferred tax assets and liabilities are as follows (in thousands):

	2012	2011
Deferred tax assets:
Net operating loss carryover	$5,914	$3,873
Tax credits	114	328
Valuation allowance	(6,028)	(4,201)
Net deferred tax assets	$-	$-

Statutory federal income tax rate	-34%	-34%
State income taxes, net of federal taxes	0%	0%
Non-deductible items	10%	8%
Valuation allowance	24%	26%

Effective income tax rate	0%	0%